UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC

          80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

5/31

Date of reporting period:  8/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS
August 31, 2013 (Unaudited)
Shares		Value
	COMMON STOCK - 68.2%
	AEROSPACE/DEFENSE - 2.3%
6,500	BAE Systems PLC	$ 43,763
900	Lockheed Martin Corp.	110,178
		153,941
	AGRICULTURE - 2.0%
2,900	Reynolds American, Inc.	138,127

	APPAREL - 0.7%
6,300	Grendene SA	50,999

	BANKS - 5.8%
2,300	Banco Latinoamericano de Comercio Exterior SA	55,384
306,100	Bank of China Ltd.	128,681
4,200	National Australia Bank Ltd. *	121,380
9,905	Sumitomo Mitsui Financial Group, Inc.	87,659
		393,104
	COMMERCIAL SERVICES - 3.5%
8,800	RR Donnelley & Sons Co.	146,784
112,000	Zhejiang Expressway Co. Ltd.	93,734
		240,518
	ELECTRIC - 8.6%
1,700	American Electric Power, Inc.	72,760
2,400	FirstEnergy Corp.	89,928
3,680	GDF Suez	79,616
3,700	Great Plains Energy, Inc.	81,104
49,400	Hera SpA	97,231
446	Iberdrola SA	2,361
2,300	Public Service Enterprise Group, Inc.	74,566
21,974	Terna SpA	93,690
		591,256
	ENGINEERING & CONSTRUCTION - 1.0%
2,600	NCC AB	67,920

	ENTERTAINMENT - 1.3%
9,000	William Hill PLC	89,608

	HAND/MACHINE TOOLS - 0.6%
1,700	Industria Macchine Automatiche SpA	44,404

	HEALTHCARE - PRODUCTS - 2.5%
38,455	Fisher & Paykel Healthcare Corp. Ltd.	106,854
1,200	Medtronic, Inc.	62,100
		168,954
	HEALTHCARE - SERVICES - 2.6%
900	Aetna, Inc.	57,051
1,430	WellPoint, Inc.	121,750
		178,801
	INSURANCE - 2.6%
3,300	AXA SA	71,765
21,000	Resolution Ltd.	103,563
		175,328
Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
August 31, 2013 (Unaudited)
Shares		Value
	INTERNET - 1.4%
13,000	Giant Interactive Group, Inc. - ADR	$ 96,460

	INVESTMENT COMPANIES - 1.2%
8,300	KKR Financial Holdings LLC	84,411

	MEDIA - 0.6%
27,000	Southern Cross Media Group Ltd. - Miscellaneous	40,518

	MINING - 1.0%
500	MMC Norilsk Nickel	65,522

	OFFICE/BUSINESS EQUIPMENT - 1.1%
1,100	Neopost SA	76,909

	OIL & GAS - 4.3%
700	ChevronTexaco Corp.	84,301
1,400	ConocoPhillips	92,820
1,500	Lukoil OAO ADR	86,490
600	Seadrill Ltd.	27,756
		291,367
	PHARMACEUTICALS - 5.9%
3,050	Eli Lilly & Co.	156,770
1,700	GlaxoSmithKline PLC ADR	86,513
1,700	Novartis AG	124,066
1,657	Orion OYJ	38,691
		406,040
	PRIVATE EQUITY - 1.2%
3,300	Apollo Global Management LLC - Class A	83,787

	REITS - 1.6%
7,600	MFA Financial, Inc.	54,720
1,880	Omega Healthcare Investors, Inc. * >	53,392
		108,112
	RETAIL - 0.9%
1,200	Kohl's Corp.	61,572

	SOFTWARE - 2.5%
2,025	CA, Inc.	59,231
4,000	Micro Focus International PLC	48,991
1,800	Microsoft Corp. * >	60,120
		168,342
	TELECOMMUNICATIONS - 9.6%
4,600	CenturyLink, Inc.	152,352
5,600	Consolidated Communications Holdings, Inc.	93,408
4,200	KT Corp.	67,494
34,000	Magyar Telekom Telecommunications PLC - ADR	46,873
4,200	Telefonica Brasil SA	82,866
1,000	Telstra Corp. Ltd.	4,364
10,500	VimpelCom Ltd.	112,665
3,050	Vodafone Group PLC	98,667
		658,689
Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
August 31, 2013 (Unaudited)
Shares		Value
	TRANSPORTATION - 2.5%
3,150	Deutsche Post AG	$ 90,839
1,100	Norfolk Southern Corp.	79,376
		170,215
	WATER - 0.9%
4,000	Suez Environnement Co.	59,496

	TOTAL COMMON STOCK (Cost - $4,577,160)	4,664,400

	PREFERRED STOCK - 17.0%
	BANKS - 2.6%
1,600	HSBC USA, Inc., 6.50%	39,392
2,000	Regions Financial Corp., 6.375%	46,140
3,370	Santander Finance Preferred SAU, 10.50%	90,484
		176,016
	HAND/MACHINE TOOLS - 0.6%
1,800	Stanley Black & Decker, Inc., 5.75%	41,058

	INSURANCE - 1.9%
1,700	Aspen Insurance Holdings Ltd., 7.25%	42,449
3,700	ING Groep NV, 6.375%	84,767
		127,216
	OIL & GAS - 2.0%
5,350	Vanguard Natural Resources LLC, 7.875%	136,960

	REITS - 8.3%
4,000	AG Mortgage Investment Trust, Inc., 8.00%	91,200
3,260	Annaly Capital Management, Inc., 7.50%	75,828
6,200	Ashford Hospitality Trust, Inc., 8.45%	156,612
5,900	Newcastle Investment Corp., 9.75%	153,400
3,850	NorthStar Realty Finance Corp., 8.875%	94,248
		571,288
	TRANSPORTATION - 1.6%
2,200	Seaspan Corp., 9.50%	58,300
2,000	Teekay Offshore Partners LP	49,400
		107,700

	TOTAL PREFERRED STOCK (Cost - $1,205,196)	1,160,238

	CONVERTIBLE PREFERRED STOCK - 0.9%
	OIL & GAS - 0.9%
2,800	Miller Energy Resources, Inc. 10.75%
	TOTAL CONVERTIBLE PREFERRED STOCK (Cost - $61,781)	64,232

	EXCHANGE TRADED FUNDS - 0.7%
	DEBT FUND - 0.7%
1,440	ProShares Short 7-10 Year Treasury ^
	TOTAL EXCHANGE TRADED FUNDS (Cost - $48,212)	48,816

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
August 31, 2013 (Unaudited)
Contracts **		Value
	PURCHASED PUT OPTIONS - 2.4%
5	Deutsche Telekom AG ^
	Expiration September 2013, Exercise Price $8.50	$ 7
35	GDF Suez ^
	Expiration September 2013, Exercise Price $15.00	277
85	iShares MSCI Emerging Markets ETF ^
	Expiration December 2013, Exercise Price $39.00	24,140
190	iShares MSCI EAFE ETF ^
	Expiration December 2013, Exercise Price $61.00	68,400
15	National Australia Bank Ltd. ^
	Expiration September 2013, Exercise Price $25.50	1
25	National Australia Bank Ltd. ^
	Expiration December 2013, Exercise Price $30.00	1,347
90	SPDR S&P 500 ETF Trust ^
	Expiration December 2013, Exercise Price $164.00	60,930
5	Telefonica Brasil ^ +
	Expiration November 2013, Exercise Price $25.00	2,730
5	Terna Spa ^
	Expiration December 2013, Exercise Price $3.30	6,098
	TOTAL PURCHASED PUT OPTIONS (Cost - $168,877)	163,930
Shares
	SHORT-TERM INVESTMENTS - 1.5%
	MONEY MARKET FUND - 1.5%
100,457	HighMark US Government Money Market Fund, 0.01% <
	TOTAL SHORT-TERM INVESTMENTS (Cost - $100,457)	100,457

	TOTAL INVESTMENTS - 90.7% (Cost - $6,161,683) (a)	$ 6,202,073
	OTHER ASSETS LESS LIABILITIES - 9.3%	639,531
	NET ASSETS - 100.0%	$ 6,841,604

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, including options written, is $6,159,516 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 234,641
	Unrealized depreciation	(192,653)
	Net unrealized appreciation	$ 41,988

* Subject to written option.
> Security is pledged as collateral for options written. Total value of pledged securities at August 31, 2013 is $113,512.
^ Non-income producing security.
** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.
+ The value of this security has been determined in good faith under the policies of the Board of Trustees.
< Money market fund: interest rate reflects seven-day effective yield on August 31, 2013.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poor's Depositary Receipts

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
August 31, 2013 (Unaudited)
Contracts **		Value
	CALL OPTIONS WRITTEN
16	Microsoft Corporation ^
	Expiration September 2013, Exercise Price $35.00	$ 480
10	Omega Healthcare Investors ^ +
	Expiration September 2013, Exercise Price $40.00	-
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $1,705) (a)	480

	PUT OPTIONS WRITTEN
10	National Australia Bank Ltd. ^
	Expiration December 2013, Exercise Price $25.00	89
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $373) (a)	$ 89

^ Non-income producing security.
** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.
+ The value of this security has been determined in good faith under the policies of the Board of Trustees.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
August 31, 2013 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
August 31, 2013 (Unaudited)

Valuation of Investment Companies - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-ended funds are valued at their respective net asset values as reported by such investment companies.  The open-ended funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2013  for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 4,664,400	$ -	$ -	$ 4,664,400
Preferred Stock	1,160,238	-	-	1,160,238
Convertible Preferred Stock	64,232	-	-	64,232
Exchange Traded Fund	48,816	-	-	48,816
Purchased Put Options	161,200	2,730	-	163,930
Short Term Investments	100,457	-	-	100,457
Total	$ 6,199,343	$ 2,730	$ -	$ 6,202,073

Liabilities *	Level 1	Level 2	Level 3	Total
Call Options Written	$ 480	$ -	$ -	$ 480
Put Options Written	89	-	-	89
Total	$ 569	$ -	$ -	$ 569
* Refer to the Portfolio of Investments for industry classification.
Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
August 31, 2013 (Unaudited)

The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Fund's policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period. The Level 2 securities at the end of the period were Telefonica Brasil SA purchased put option and Omega Healthcare Investors written call option.

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.
A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.   When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as a liability.  The liability is thereafter valued to reflect the current value of the option.  If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished.  Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes.  If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.  When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).
A Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  During the period ended August 31, 2013, the Fund’s change in unrealized depreciation and realized loss on option contracts subject to equity price risk amounted to $8,474 and $31,358, respectively which serves as an indicator of the volume of derivative activity for the Fund during the period.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
August 31, 2013 (Unaudited)

The following table summarizes the Fund's purchased and written option activity:
	Options Purchased
	Contracts	Premium
Outstanding at May 31, 2013	1,202	$ 291,979
Options purchased/written	979	332,103
Options expired	(35)	(12,356)
Options closed	(1,691)	(442,849)
Outstanding at August 31, 2013	455	$ 168,877

	Options Written
	Contracts	Premium
Outstanding at May 31, 2013	(70)	$ (3,791)
Options purchased/written	(432)	(22,511)
Options exercised	24	1,130
Options expired	268	12,365
Options closed	174	10,729
Outstanding at August 31, 2013	(36)	$ (2,078)

The equity contracts are an indication of volume in the Fund’s derivative activity.

Foreign Securities – The Fund may invest in foreign securities.  Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies.  There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies.  There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States.  Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government.  There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries.  Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Fund’s currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements).  Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

10/25/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date    10/25/13

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

10/25/13